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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule Of Portfolio Holdings Of Registered
Management Investment Company

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)      (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31
Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments	PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 96.7%
		AUSTRALIA: 2.9%
66,300		BHP Billiton Ltd.	$610,046
81,500		Boral Ltd.	411,678
40,200		QBE Insurance Group Ltd.	351,193
18,200		St. George Bank Ltd.	271,083

			1,644,000

		AUSTRIA: 0.5%
18,700		Telekom Austria AG	291,045

			291,045

		BELGIUM: 1.9%
1,900		Electrabel SA	598,638
22,900		Fortis	492,540

			1,091,178

		DENMARK: 1.0%
17,600		TDC A/S	576,107

			576,107

		FINLAND: 0.4%
16,700		Stora Enso Oyj	232,544

			232,544

		FRANCE: 9.8%
9,700		Aventis SA	753,251
26,600		AXA	546,747
10,500		Bouygues SA	353,419
14,300	@	Cap Gemini SA	476,593
24,000		Credit Agricole SA	566,864
3,000		Groupe Danone	247,585
4,568		Lafarge SA	391,705
8,000		Peugeot SA	462,290
3,900		Pinault-Printemps-Redoute SA	381,283
2,600		Sanofi-Aventis	171,917
6,400		Total SA	1,245,292

			5,596,946

ING International Growth Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		GERMANY: 8.9%
7,400		Altana AG	$403,301
50,900	@	Deutsche Telekom AG	854,282
7,600		E.ON AG	541,938
6,700		Fresenius Medical Care AG	488,514
10,200		Metro AG	466,691
11,900		RWE AG	583,297
3,300		SAP AG	530,331
9,900		Siemens AG	696,805
28,300		ThyssenKrupp AG	504,895

			5,070,054

		GREECE: 0.5%
13,020		Alpha Bank A.E.	308,693

			308,693

		HONG KONG: 1.4%
61,000		Cheung Kong Holdings Ltd.	451,436
919,000	L	CITIC Intl. Financial Holdings Ltd.	326,771

			778,207

		ITALY: 2.9%
40,200		Mediaset S.p.A.	428,497
243,300		Telecom Italia S.p.A.	721,440
104,300		UniCredito Italiano S.p.A.	499,486

			1,649,423

		JAPAN: 25.6%
6,050		Aiful Corp.	567,971
31,000		Bridgestone Corp.	557,530
71,000		Calsonic Kansei Corp.	517,794
98,000		Chiba Bank Ltd.	522,666
23,200		Chubu Electric Power Co., Inc.	486,119
24,000		Dai Nippon Printing Co., Ltd.	339,104
65,000		Daiwa Securities Group, Inc.	424,963
108		East Japan Railway Co.	588,438
16,400		Eisai Co., Ltd.	481,058
81,000		Hitachi Ltd.	494,608
114,000		Itochu Corp.	438,857
26,800		JFE Holdings, Inc.	639,769
31,000		Makita Corp.	438,925
232,000		Mitsubishi Chemical Corp.	548,743
73,000		Mitsui OSK Lines Ltd.	378,629
214		Mizuho Financial Group, Inc.	808,718
144		Nippon Telegraph & Telephone Corp.	711,000
86,000		OJI Paper Co., Ltd.	550,595

ING International Growth Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited)(continued)

Shares			Value

		JAPAN: 25.6% (continued)
27,000		Onward Kashiyama Co., Ltd.	$367,358
16,000		Sanken Electric Co., Ltd.	179,334
23,900		Sankyo Co., Ltd.	515,932
11,000		Secom Co., Ltd.	443,323
17,500		Sony Corp.	608,631
154,000		Toshiba Corp.	562,946
10,500		Trend Micro, Inc.	428,936
9,000		Uni-Charm Corp.	471,743
46,000		UNY Co., Ltd.	526,699
38,100		Yamaha Corp.	576,051
31,000		Yamaha Motor Co., Ltd.	473,131

			14,649,571

		NETHERLANDS: 2.4%
31,548		Aegon NV	358,631
17,200	@	ASML Holding NV	244,694
7,000		DSM NV	350,950
18,400		TPG NV	405,231

			1,359,506

		NORWAY: 0.7%
6,700		Norsk Hydro ASA	424,024

			424,024

		PORTUGAL: 1.2%
67,400		Portugal Telecom SGPS SA	691,640

			691,640

		SINGAPORE: 0.4%
25,000		DBS Group Holdings Ltd.	225,328

			225,328

		SPAIN: 4.1%
50,300		Banco Bilbao Vizcaya Argentaria SA	667,626
6,100		Banco Popular Español SA	328,295
28,800		Endesa SA	525,486
37,800	@	Repsol YPF SA	804,428

			2,325,835

		SWEDEN: 2.1%
18,900		Electrolux AB	330,214
105,600		Skandia Forsakrings AB	411,617
44,000		Swedish Match AB	430,645

			1,172,476

ING International Growth Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited)(continued)

Shares			Value

		SWITZERLAND: 5.2%
10,850		Roche Holding AG	$1,070,031
6,050		Swiss Reinsurance	352,478
15,370		UBS AG	1,028,557
3,702	@	Zurich Financial Services AG	522,665

			2,973,731

		UNITED KINGDOM: 24.8%
20,700		AstraZeneca PLC	923,251
138,100		BAE Systems PLC	536,592
255,220		BP PLC	2,384,328
41,200		British American Tobacco PLC	624,388
139,300		Dixons Group PLC	406,107
58,100		Enterprise Inns PLC	563,585
37,300		GlaxoSmithKline PLC ADR	1,527,434
128,740	@	Group 4 Securicor PLC	268,921
101,500		HSBC Holdings PLC	1,490,157
350,300		Legal & General Group PLC	617,880
63,800		Reed Elsevier PLC	564,966
166,400		Rentokil Initial PLC	429,434
29,173		Royal Bank of Scotland Group PLC	819,436
98,800		Scottish Power PLC	707,931
171,400		The “Shell” Transport and Trading Co. PLC	1,236,687
119,600		Unilever PLC	1,058,206

			14,159,303

		Total Common Stock
		(Cost $54,111,616)	55,219,611

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2004(Unaudited)(continued)

Principal
Amount					Value

SHORT-TERM INVESTMENTS: 2.4%
			Repurchase Agreement: 1.8%
$1,007,000	@		Morgan Stanley Repurchase Agreement
			dated 07/30/04, 1.350%, due 08/02/04
			$1,007,113 to be received upon repurchase
			(Collateralized by $1,040,000 Federal Home
			Loan Bank, 2.450%, Market Value plus
			accrued interest $1,039,457, due 08/04/06)		$1,007,000

			Total Repurchase Agreement
			(Cost $1,007,000)		1,007,000

			Securities Lending Collateral CC: 0.6%
			The Bank of New York Institutional
337,000			Cash Reserve Fund		337,000

			Total Securities Lending Collateral
			(Cost $337,000)		337,000

			Total Short-Term Investments
			(Cost $1,344,000)		1,344,000

			Total Investments in Securities
			(Cost $55,455,616)*	99.1%	$56,563,611
			Other Assets and Liabilities—Net	0.9	499,838

			Net Assets	100.0%	$57,063,449

		@	Non-income producing security
		ADR	American Depositary Receipt
		L	Loaned security, a portion or all of the security is on loan at July 31, 2004.
		cc	Security purchased with cash collateral for securities loaned.
		*	Cost for federal income tax purposes is $56,548,268. Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$1,886,108
			Gross Unrealized Depreciation		(1,870,765)

			Net Unrealized Appreciation		$15,343

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2004(Unaudited)(continued)

Industry	Percentage of Net Assets
Aerospace/Defense	0.9%
Agriculture	1.9
Apparel	0.6
Auto Manufacturers	0.8
Auto Parts and Equipment	1.9
Banks	14.6
Building Materials	1.4
Chemicals	1.6
Commercial Services	1.8
Computers	0.8
Cosmetics/Personal Care	0.8
Distribution/Wholesale	0.8
Diversified Financial Services	1.7
Electric	6.0
Electrical Components and Equipment	1.9
Electronics	0.8
Engineering and Construction	0.6
Food	3.1
Forest Products and Paper	1.4
Hand/Machine Tools	0.8
Healthcare-Products	0.9
Home Furnishings	2.7
Insurance	5.5
Internet	0.8
Iron/Steel	2.0
Leisure Time	0.8
Media	1.7
Mining	1.1
Miscellaneous Manufacturing	1.2
Oil and Gas	10.7
Pharmaceuticals	10.3
Real Estate	0.8
Retail	3.3
Semiconductors	0.7
Software	0.9
Telecommunications	6.7
Transportation	2.4
Repurchase Agreements	1.8
Securities Lending Collateral	0.6
Other Assets and Liabilities, Net	0.9

Net Assets	100.0%

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By:	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2004

By:	/s/ Michael J. Roland
Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	September 29, 2004